FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 7: FINANCIAL INSTRUMENTS

        The Company may elect to measure many financial instruments and certain other items at fair value. This fair value option must be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        U.S. GAAP specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. These two types of inputs have created the following fair-value hierarchy:

  Level 1—Quoted prices for identical instruments in active markets.

  Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models and the key inputs to those models, as well as any significant assumptions.

Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate and foreign currency exposures. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit risk for the interest rate hedges is reduced through diversification among counterparties, utilizing mandatory termination clauses and collateral support agreements. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

Interest Rate Derivatives

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated in cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the current short-term debt and anticipated issuance of fixed-rate debt in future periods. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. Ineffectiveness recognized related to these hedging relationships was not significant for the three and nine months ended September 30, 2012 and 2011. These amounts are recorded in "Other expenses" in the consolidated statements of income. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 55 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next 12 months are approximately $3,976.

        The Company also enters into offsetting interest rate derivatives with substantially similar economic terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's committed asset-backed facilities. These facilities require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for the three and nine months ended September 30, 2012 and 2011.

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input for forecasted benchmark interest rates and can be compared to actively traded derivatives. The future notional amount of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $3,714,822 and $1,602,710 at September 30, 2012 and December 31, 2011, respectively. The ten-month average notional amounts as of September 30, 2012 and 2011 were $3,195,415 and $4,804,355.

Foreign Exchange Contracts

        The Company uses forwards to hedge certain assets and liabilities denominated in foreign currencies. Such derivatives are considered economic hedges and are not designated as hedging instruments. The changes in the fair value of these instruments are recognized directly as income in "Other expenses" and are expected to offset the foreign exchange gains or losses on the exposures being managed.

        All of the Company's foreign exchange derivatives are considered Level 2 as the fair value is calculated using market data input and can be compared to actively traded derivatives.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's derivatives as of September 30, 2012 and December 31, 2011 in the consolidated balance sheets are recorded as follows:

	September 30, 2012	December 31, 2011
Derivatives Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$—	$80
Accounts payable and other accrued liabilities:
Interest rate derivatives	$—	$19
Derivatives Not Designated as Hedging Instruments:
Other assets:
Interest rate derivatives	$3,864	$3,518
Accounts payable and other accrued liabilities:
Interest rate derivatives	$3,864	$3,585
Foreign exchange contracts	32	—

Total	$3,896	$3,585

        The location on the consolidated statements of income and impact of the Company's derivatives for the three and nine months ended September 30, 2012 and 2011 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion)
Interest rate derivatives	$39	$(10,498)	$(326)	$(19,067)
Reclassified from accumulated other comprehensive income (effective portion)
Interest rate derivatives—Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)
Recognized directly in income (ineffective portion)
Interest rate derivatives—Other expenses	(2)	(77)	20	(245)
Not Designated as Hedges
Interest rate derivatives—Other expenses	$—	$(83)	$(48)	$(720)
Foreign exchange contracts—Other expenses	32	—	32	—

Retained Interests

        For transactions that are considered sales and are off-book, the Company carries retained interests at estimated fair value, which is determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognizes declines in the value of its retained interests, and resulting charges to income or equity, when the fair value is less than the carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction is charged to equity. All other credit-related declines are charged to income. Retained interests in securitized assets are classified in Level 3 of the fair value hierarchy. Assumptions used to determine fair values of retained interests are based on internal evaluations that include constant prepayment rates, annual credit loss rates and discount rates. Although the Company believes its methodology is reasonable, actual results could differ from its expectations. As of September 30, 2012 and December 31, 2011, retained interests in securitized assets are $8,373 and $17,289, respectively.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at September 30, 2012 and December 31, 2011:

	Level 2		Level 3		Total
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
Assets
Interest rate derivatives	$3,864	$3,438	$—	$160	$3,864	$3,598
Retained interests	—	—	8,373	17,289	8,373	17,289

Total assets	$3,864	$3,438	$8,373	$17,449	$12,237	$20,887

Liabilities
Interest rate derivatives	$3,864	$3,459	$—	$145	$3,864	$3,604
Foreign exchange contracts	32	—	—	—	32	—

Total liabilities	$3,896	$3,459	$—	$145	$3,896	$3,604

        There were no transfers between Level 1 and Level 2 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the nine months ended September 30, 2012 and 2011:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2011	$37,914	$(5,375)
Total gains or losses (realized/unrealized):
Included in earnings	1,763	4,930
Included in other comprehensive (loss) income	(616)	—
Settlements	(22,115)	—

Balance at September 30, 2011	$16,946	$(445)

Balance at January 1, 2012	$17,289	$15
Total gains or losses (realized/unrealized):
Included in earnings	912	65
Included in other comprehensive (loss) income	830	(80)
Settlements	(10,658)	—

Balance at September 30, 2012	$8,373	$—

Fair Value of Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, accounts payable and other accrued liabilities, floating-rate short-term debt, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value*	Carrying Amount	Estimated Fair Value*
Receivables	$11,086,786	$11,178,924	$9,386,549	$9,710,124
Affiliated debt	$1,147,864	$1,147,864	$819,270	$823,028
Long-term debt	$5,215,730	$5,334,273	$4,587,773	$4,648,139
*
Under the fair value hierarchy, all measurements are Level 2.

Financial Assets

        The fair value of receivables was generally determined by discounting the estimated future payments using a discount rate which includes an estimate for credit risk.

Financial Liabilities

        The fair values of fixed-rate debt were based on current market quotes for identical or similar borrowings and credit risk.

NOTE 9: FINANCIAL INSTRUMENTS

        The Company may elect to measure financial instruments and certain other items at fair value. This fair value option would be applied on an instrument-by-instrument basis with changes in fair value reported in earnings. The election can be made at the acquisition of an eligible financial asset, financial liability, or firm commitment, or when certain specified reconsideration events occur. The fair value election may not be revoked once made. The Company did not elect the fair value measurement option for eligible items.

Fair-Value Hierarchy

        The hierarchy of valuation techniques is based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. These two types of inputs have created the following fair-value hierarchy:

          Level 1— Quoted prices for identical instruments in active markets.

          Level 2— Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

          Level 3— Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

        This hierarchy requires the use of observable market data when available.

Determination of Fair Value

        When available, the Company uses quoted market prices to determine fair value and classifies such items in Level 1. In some cases where a market price is not available, the Company will make use of observable market-based inputs to calculate fair value, in which case the items are classified in Level 2.

        If quoted or observable market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters such as interest rates, currency rates, or yield curves. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified in Level 3 even though there may be some significant inputs that are readily observable.

        The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate the description includes details of the valuation models, and the key inputs to those models as well as any significant assumptions.

Interest Rate Derivatives

        The Company utilizes derivative instruments to mitigate its exposure to interest rate risk. Derivatives used as hedges are effective at reducing the risk associated with the exposure being hedged and are designated as a hedge at the inception of the derivative contract. The Company does not hold or issue derivative or other financial instruments for speculative purposes. The credit and market risk for the interest rate hedges is reduced through diversification among counterparties with high credit ratings. Derivative instruments are generally classified in Level 2 or 3 of the fair value hierarchy. The cash flows underlying all derivative contracts were recorded in operating activities in the consolidated statements of cash flows.

        The Company has entered into interest rate derivatives in order to manage interest rate exposures arising in the normal course of business. Interest rate derivatives that have been designated as cash flow hedging relationships are being used by the Company to mitigate the risk of rising interest rates related to the anticipated issuance of short-term LIBOR based debt in future periods. Further, the Company uses these swaps to mitigate the risk of rising interest rates related to the variable-rate debt in certain ABS trusts associated with its retail securitization programs. Gains and losses on these instruments, to the extent that the hedge relationship has been effective, are deferred in accumulated other comprehensive income (loss) and recognized in interest expense over the period in which the Company recognizes interest expense on the related debt. The ineffectiveness is recorded in "Other expenses" in the consolidated statements of income. For the year ending December 31, 2009, the Company recorded losses of $13,392, related to the discontinuance of cash flow hedge accounting for instances where the forecasted transactions were no longer probable and are recorded in "Other expenses" in the consolidated statements of income. There were no such losses related to the discontinuance of cash flow hedge accounting for the years ended December 31, 2011 and 2010. The maximum length of time over which the Company is hedging its interest rate exposure through the use of derivative instruments designated in cash flow hedge relationships is 55 months. The after-tax losses deferred in accumulated other comprehensive income that will be recognized in interest expense over the next twelve months is approximately $4,355.

        The Company also enters into offsetting interest rate derivatives with substantially similar terms that are not designated as hedging instruments to mitigate interest rate risk related to the Company's ABCP facilities and various ABS trusts. These facilities and trusts require the Company to enter into interest rate derivatives. To ensure that these transactions do not result in the Company being exposed to this risk, the Company enters into a compensating position. Unrealized and realized gains and losses resulting from fair value changes in these instruments are recognized directly in income and were insignificant for 2011, 2010 and 2009.

        As a result of the accounting guidance adopted January 1, 2010, interest rate derivatives, which were held by SPEs are now consolidated, were recorded as part of the adoption adjustment. The table below summarizes the impact of the adoption specific to interest rate derivatives and the location on the balance sheet.

January 1, 2010
Other assets	$2,620
Accounts payable and other accrued liabilities	$24,316
Accumulated other comprehensive income (net of tax of $8,808)	$(14,168)

        Most of the Company's interest rate derivatives are considered Level 2. The fair market value of these derivatives is calculated using market data input and can be compared to actively traded derivatives. The future notional of some of the Company's interest rate derivatives is not known in advance. These derivatives are considered Level 3 derivatives. The fair market value of these derivatives is calculated using market data input and a forecasted future notional balance. The total notional amount of the Company's interest rate derivatives was approximately $1,602,710 and $1,948,760 at December 31, 2011 and 2010, respectively.

Financial Statement Impact of the Company's Derivatives

        The fair values of the Company's interest rate derivatives as of December 31, 2011 and 2010 in the consolidated balance sheets are recorded as follows:

	2011	2010
Derivatives Designated as Hedging Instruments:
Derivative assets:
Other assets	$80	$741
Derivative liabilities:
Accounts payable and other accrued liabilities	$19	$5,375
Derivatives Not Designated as Hedging Instruments:
Derivative assets:
Other assets	$3,518	$6,888
Derivative liabilities:
Accounts payable and other accrued liabilities	$3,585	$7,250

        Pre-tax gains (losses) on the consolidated statements of income related to the Company's interest rate derivatives for the year ended December 31, 2011 and 2010 are recorded in the following accounts:

	2011	2010
Fair Value Hedges
Other expenses	$—	$(3,499)
Cash Flow Hedges
Recognized in accumulated other comprehensive income (Effective Portion)	$(19,818)	$(26,268)
Reclassified from accumulated other comprehensive income (Effective Portion)
Interest expense to third parties	$(17,191)	$(33,925)
Recognized directly in income (Ineffective Portion)
Other expenses	$(278)	$(552)
Not Designated as Hedges
Other expenses	$(751)	$—

Retained Interests in Securitized Assets

        Beginning January 1, 2010, with the adoption of the new accounting guidance related to VIEs, the Company reclassified the retained interests to receivables for transactions that were consolidated under this guidance. For transactions that were considered sales and are off-book, the Company carried the retained interest at estimated fair value, which it determined by discounting the projected cash flows over the expected life of the assets sold in connection with such transactions using prepayment, default, loss and interest rate assumptions. The Company recognized declines in the value of its retained interests, and resulting charges to income or equity, when their fair value was less than carrying value. The portion of the decline, from discount rates exceeding those in the initial transaction was charged to equity. All other credit-related declines were charged to income. Assumptions used to determine fair values of retained interests were based on internal evaluations and, although the Company believed its methodology was reasonable, actual results could differ from its expectations. Retained interests in securitized assets are generally classified in Level 3 of the fair value hierarchy. As of December 31, 2011 and 2010, retained interests in securitized assets are $17,289 and $37,914, respectively.

        Key assumptions utilized in measuring the initial fair value of retained interests for securitizations completed during 2009 were as follows:

	Range	Weighted Average
Constant prepayment rate	15.00% - 20.00%	19.31%
Expected credit loss rate	0.59% - 1.50%	0.79%
Discount rate	9.00% - 17.00%	14.06%
Remaining maturity in months	13 - 32	25

        The fair value is compared to the carrying value of the retained interests. If changes in credit-related rates result in an excess of carrying value over fair value, an impairment of the retained interests is recorded with a corresponding offset to income. If changes in the discount rates result in an excess of carrying value over fair value, an impairment to the retained interest is recorded with the offset included in "Accumulated other comprehensive income" in the consolidated balance sheet. Based on this analysis, the Company reduced the carrying value of its retained interests by $37,468 in 2009.

Items Measured at Fair Value on a Recurring Basis

        The following tables present for each of the fair-value hierarchy levels the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011 and 2010:

	Level 2		Level 3		Total
	2011	2010	2011	2010	2011	2010
Assets
Interest rate derivatives	$3,438	$7,629	$160	$—	$3,598	$7,629
Retained interests	—	—	17,289	37,914	17,289	37,914

Total assets	$3,438	$7,629	$17,449	$37,914	$20,887	$45,543

Liabilities
Interest rate derivatives	$3,459	$7,250	$145	$5,375	$3,604	$12,625

Total liabilities	$3,459	$7,250	$145	$5,375	$3,604	$12,625

        There were no transfers between Level 1 and Level 2 hierarchy levels.

        The following table presents the changes in the Level 3 fair-value category for the years ended December 31, 2011 and 2010:

	Retained Interests	Derivative Financial Instruments
Balance at January 1, 2010	$968,371	$(1,645)
Total gains or losses (realized / unrealized):
Impact from accounting change	(475,302)	(24,316)
Impact from accounting change—collateralized wholesale receivables	(394,037)	—
Included in earnings	1,130	20,586
Included in other comprehensive (loss) income	5,706	—
Settlements	(67,954)	—

Balance at December 31, 2010	$37,914	$(5,375)
Total gains or losses (realized / unrealized):
Included in earnings	299	5,390
Included in other comprehensive (loss) income	1,183	—
Settlements	(22,107)	—

Balance at December 31, 2011	$17,289	$15

Fair Value of Other Financial Instruments

        The carrying amount of cash and cash equivalents, restricted cash, floating-rate affiliated accounts and notes receivable, accounts payable and other accrued liabilities, floating-rate short-term debt, floating-rate affiliated debt and floating-rate long-term debt was assumed to approximate its fair value.

Financial Instruments Not Carried at Fair Value

        The carrying amount and estimated fair value of assets and liabilities considered financial instruments as of December 31, 2011 and 2010 are as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Receivables	$9,386,549	$9,710,124	$8,627,213	$8,258,863
Short-term debt	4,796,035	4,796,035	3,875,932	3,799,842
Affiliated debt	819,270	823,028	1,567,107	1,587,538
Long-term debt	4,587,773	4,648,139	4,043,897	4,067,386

Financial Assets

        The fair value of receivables was based on discounting the estimated future payments at prevailing market rates.

Financial Liabilities

        The fair values of fixed-rate debt were based on current market quotes for identical or similar borrowings and credit risk.